Goodwill and Intangible Assets (Details) - Schedule of Goodwill	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Goodwill [Abstract]
Balance	$ 3,017,600
Impairment of goodwill	(3,018,000)
Balance